Interest income and expense	12 Months Ended
Oct. 31, 2022
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Interest income and expense

Note 29	Interest income and expense

The table below provides the consolidated interest income and expense by accounting categories.

$ millions, for the year ended October 31		Interest income	Interest expense
2022	Measured at amortized cost (1)(2)	$19,140	$8,778
	Debt securities measured at FVOCI (1)	855	n/a
	Other (3)	2,184	760
	Total	$22,179	$9,538
2021	Measured at amortized cost (1)(2)	$12,816	$2,830
	Debt securities measured at FVOCI (1)	349	n/a
	Other (3)	1,576	452
	Total	$14,741	$3,282

(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.